LEASE (Tables)	12 Months Ended
Mar. 31, 2023
Lease
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities as of March 31, 2023:

2024	$87,808
2025	87,808
2026	54,709
Total future minimum lease payments	230,325
Less: imputed interest	17,332
Total	$212,993